General information (Narrative) (Details) $ / shares in Units, $ in Millions											2 Months Ended	12 Months Ended
	Jun. 19, 2015	Sep. 23, 2014 shares	Jul. 21, 2014 USD ($)	Jun. 24, 2014 shares	Mar. 21, 2014 shares	Mar. 17, 2014 $ / shares shares	Dec. 13, 2013 shares	Oct. 18, 2013 shares	May. 17, 2013 USD ($)	Oct. 24, 2012 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($) $ / Unit	Dec. 31, 2014 USD ($)	Nov. 04, 2014	May. 31, 2013 USD ($)
Schedule of Investments [Line Items]
Number of common units sold under IPO (in shares)		8,000,000		6,100,000	11,960,000	11,960,000				10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)										1,312,500
Sale of common units, price per unit (in dollars per unit) | $ / shares						$ 30.60				$ 22.00
Partners' capital account, sale of units | $										$ 221.4
Proceeds from sale of common units, net | $										$ 202.6
Capitalized underwriting expenses | $											$ 18.8
Base level of incentive distribution rights, per unit | $ / Unit												0.4456
Amount borrowed from related parties | $												$ 306.0	$ 346.5
Members' interest, ownership percentage in reporting entity												46.60%	46.60%
Ownership percentage in subsidiary												50.00%
Percentage of interest in general partners (in hundredths)												100.00%
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)	58.00%		58.00%				30.00%			30.00%
Ownership interest purchased			28.00%
Payments to acquire additional interest in subsidiaries | $			$ 372.8
Ownership percentage in subsidiary	58.00%
Seadrill Operating GP LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)										100.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)							51.00%			51.00%
Ownership percentage in subsidiary					51.00%		51.00%							51.00%
West Aquarius and West Vencedor
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)										100.00%
West Capella
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)										56.00%
West Capricorn
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)										100.00%
Tender Rig T15
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)									100.00%
Tender Rig T16
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)								100.00%
Seadrill Capricorn Ltd
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)							51.00%
West Leo
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)							30.00%
Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Number of common units sold under IPO (in shares)					1,633,987	1,633,987
Sale of common units, price per unit (in dollars per unit) | $ / shares						$ 30.60
Partners' capital account, units, sold in private placement				3,183,700
Tender Rig T16
Schedule of Investments [Line Items]
Percentage of voting interests acquired								100.00%
West Sirius and West Leo
Schedule of Investments [Line Items]
Common units issued as consideration (in shares)							12,880,000
West Sirius and West Leo | Stock Issued to Public
Schedule of Investments [Line Items]
Common units issued as consideration (in shares)							11,200,000
West Sirius and West Leo | Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Common units issued as consideration (in shares)							3,394,916
West Sirius and West Leo | Stock Issued to Underwriters
Schedule of Investments [Line Items]
Common units issued as consideration (in shares)							1,680,000
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of limited partner interest and non-economic general partner interest (in hundredths)												51.00%
Seadrill | Tender Rig T16
Schedule of Investments [Line Items]
Common units issued as consideration (in shares)								3,310,622
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage of limited partner interest and non-economic general partner interest (in hundredths)												58.00%
Subordinated Units | Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Issuance of common units and subordinated units (in units)										16,543,350
Common Units | Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Issuance of common units and subordinated units (in units)										14,752,525
Vendor Financing Loan | Seadrill
Schedule of Investments [Line Items]
Amount borrowed from related parties | $												$ 109.5	$ 109.5
Vendor Financing Loan | $109.5 facility | Seadrill
Schedule of Investments [Line Items]
Amount borrowed from related parties | $									$ 109.5						$ 109.5